Warrants (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Warrants and Rights Note Disclosure [Abstract]
Beginning balance	$ 389,630	$ 1,129,246
Fair value change of the issued warrants included in earnings	300,304	99,821
Ending balance	$ 689,934	$ 1,229,067